Loans And Leases	12 Months Ended
Dec. 31, 2011
Loans And Leases [Abstract]
Loans And Leases

NOTE 3 - LOANS AND LEASES

Loans outstanding at December 31, 2011 and 2010, are as follows:

	(Expressed in Thousands)
	2011	2010
Consumer Real Estate:
Construction	$295	$308
Farmland	213	246
Residential 1-4 Family	24,961	28,089
Home Equity Loans	2,380	2,976
Home Equity Lines of Credit	2,303	2,447

Total Consumer Real Estate	30,152	34,066
Commercial Real Estate:
Non-farm, non-residential	49,146	49,195
Multifamily (5 or more) residential properties	7,222	7,458

Total Commercial Real Estate	56,368	56,653
Commercial and Other Loans:
Commercial	4,354	7,033
Non-rated industrial development obligations	11,508	13,460
Other loans	76	39

Total Commercial and Other Loans	15,938	20,532
Consumer Loans:
Installment and other loans to individuals	6,484	9,696
Credit Cards	606	573

Total Consumer Loans	7,090	10,269

Total loans	$109,548	$121,520
Less unearned interest and deferred fees	119	153

Net loans	$109,429	$121,367

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. These policies and procedures are reviewed by management and approved by the Board of Directors on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentration of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company originates direct and indirect consumer loans including principally residential real estate, home equity lines and loans, credit cards, and indirect vehicle loans using a credit analysis as part of the underwriting process. Each loan type has a separate underwriting criteria, which consists of several factors including debt to income, type of collateral, credit history and customer relationship with the Company.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower's ability to operate profitably. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company's management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of the borrower, however, may not be as expected and the collateral securing the loan may fluctuate in value. Minimum standards and underwriting guidelines have been established for commercial loan types.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by the general economy or conditions specific to the real estate market such as geography and/or property type.

Non-accrual loans amounted to $4,045,937 and $4,902,515 at December 31, 2011 and 2010, respectively. The amount of interest income that would have been recognized had the loans performed in accordance with their original terms was $353,340, $289,590 and $249,470 for 2011, 2010 and 2009, respectively.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2011
	Current	Loans 30-59 days Past Due	Loans 60-89 days Past Due	Loans 90 or more days Past Due	Total Past Due	Non - Accrual	Total Loans
Commercial and Other Loans	$15,642	$257	$-	$-	$257	$39	$15,938
Commercial real estate	52,474	325	36	-	361	3,533	56,368
Consumer real estate	29,449	116	140	-	256	447	30,152
Consumer	7,040	9	14	-	23	27	7,090
Unearned interest and deferred fees	(119)	-	-	-	-	-	(119)

Total	$104,486	$707	$190	$-	$897	$4,046	$109,429

	December 31, 2010
	Current	Loans 30-59 days Past Due	Loans 60-89 days Past Due	Loans 90 or more days Past Due	Total Past Due	Non - Accrual	Total Loans
Commercial and Other Loans	$20,369	$109	$-	$-	$109	$54	$20,532
Commercial real estate	52,451	29	26	-	55	4,147	56,653
Consumer real estate	33,247	103	-	28	131	688	34,066
Consumer	10,218	34	3	-	37	14	10,269
Unearned interest and deferred fees	(153)	-	-	-	-	-	(153)

Total	$116,132	$275	$29	$28	$332	$4,903	$121,367

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company's risk rating system, the Company classifies problem and potential problem loans as "Special Mention", "Substandard", and "Doubtful." Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management's close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass-rated loans. The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2011 and 2010 (in thousands):

2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,882	$-	$56	$-	$15,938
Commercial Real Estate	43,067	5,807	6,786	708	56,368
Construction and Land Development	508	-	-	-	508

Total	$59,457	$5,807	$6,842	$708	$72,814

Current	$59,164	$5,807	$3,653	$-	$68,624
Past Due 30-59 days	257	-	325	-	582
Past Due 60-89 days	36	-	-	-	36
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	2,864	708	3,572

Total	$59,457	$5,807	$6,842	$708	$72,814

	$20,532	$20,532	$20,532	$20,532	$20,532
2010	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$19,735	$743	$54	$-	$ 20,532
Commercial Real Estate	42,050	6,388	8,215	-	56,653
Construction and Land Development	399	-	155	-	554

Total	$62,184	$7,131	$8,424	$-	$77,739

Current	$62,184	$7,131	$4,194	$-	$ 73,509
Past Due 30-59 days	-	-	29	-	29
Past Due 60-89 days	-	-	-	-	-
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	4,201	-	4,201

Total	$62,184	$7,131	$8,424	$-	$ 77,739

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2011 and 2010 (in thousands):

2011	Performing	Non-performing	Total
Consumer	$7,063	$27	$7,090
Consumer Real Estate	29,705	447	30,152

Total	$36,768	$474	$37,242

2010	Performing	Non-performing	Total
Consumer	$10,255	$14	$10,269
Consumer Real Estate	32,796	716	33,512

Total	$43,051	$730	$43,781

	(Expressed in Thousands)
	December 31,
	2011	2010	2009
Average investment in impaired loans	$4,235	$5,062	$3,648

Related allowance for loan losses	836	256	10

Partial charge-offs	-	-	-

Interest income recognized on a cash basis on impaired loans	-	-	-

No additional funds are committed to be advanced in connection with impaired loans.

Year-end impaired loans are set forth in the following table. No interest income was recognized on impaired loans subsequent to their classification as impaired (in thousands):

	December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and Other Loans	$46	$39	$7	$46	$7	$46
Commercial real estate	3,533	1,056	2,477	3,533	829	3,807
Consumer real estate	312	312	-	312	-	382

Total	$3,891	$1,407	$2,484	$3,891	$836	$4,235

	December 31, 2010
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and Other Loans	$54	$54	$-	$54	$-	$57
Commercial real estate	4,147	1,701	2,446	4,147	256	4,613
Consumer real estate	364	364	-	364	-	392

Total	$4,565	$2,119	$2,446	$4,565	$256	$5,062

Loan Modifications

The Company's loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonaccrual at the time of restructure and may only be returned to accrual status after considering the borrower's sustained repayment performance for a reasonable period, generally six months. TDR's on accrual status may remain in accrual status after they have been restructured as long as they continue to perform in accordance with their modified terms. There were no TDR's in accrual status at December 31, 2011 and December 31, 2010.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following tables include the recorded investment and number of modifications for modified loans, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

	December 31, 2011			December 31, 2010
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	4	3,935	2,594	4	3,935	2,825
Consumer real estate	1	23	22	-	-	-

Total	5	$3,958	$2,616	4	$3,935	$2,825

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	3	3,680	2,388	3	3,680	2,581
Consumer real estate	1	23	22	-	-	-

Total	4	$3,703	$2,410	3	$3,680	$2,581

No additional funds are committed to be advanced to customers whose loans were classified as TDR's